Derivative financial instrument - Not Designated as Hedging Instrument - Net effect on the Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instrument
Gain on derivative instruments	$ 5,267	$ 33,655	$ 10,104
Interest rate swap
Derivative financial instrument
Gain on derivative instruments	$ 5,267	$ 33,655	$ 10,104